Business Combination (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities in business combination [abstract]
Schedule of Purchase Consideration
Details of the purchase consideration:

(in millions)	Amount
Cash	$440
Contingent consideration	4
Replacement share-based payment awards	11
Total purchase consideration	$455
Details of the purchase consideration:

(in millions)	Amount
Cash	$215
Replacement share-based payment awards	11
Total purchase consideration	$226

Schedule of Assets Acquired and Liabilities Assumed at the Date of Acquisition
Assets acquired and liabilities assumed at the date of acquisition are as follows:

(in millions)	Fair value
Assets
Current assets	$5
Other noncurrent assets	20
Developed technology	68
In-process research and development	28
Customer relationships	145
Liabilities
Trade payables and other current liabilities	(19)
Other noncurrent liabilities	(6)
Net identifiable assets acquired	$241
Add: Goodwill(1)	$214
Net assets acquired	$455
(1)    Goodwill is mainly attributable to the workforce, synergies, and expected future growth potential from access to new markets. Goodwill recognized is expected to be deductible for income tax purposes.
Assets acquired and liabilities assumed at the date of acquisition are as follows:

(in millions)	Fair value
Assets
Current assets	$87
Other noncurrent assets	36
Developed technology	74
In-process research and development	63
Customer relationships	66
Liabilities
Trade payables and other current liabilities	(17)
Other noncurrent liabilities	(30)
Net identifiable assets acquired	$279
Add: Goodwill(1)	$174
Net assets acquired	$453
(1)    Goodwill is mainly attributable to the workforce, synergies, and expected future growth potential from access to new markets. Goodwill recognized will not be deductible for income tax purposes.
Assets acquired and liabilities assumed at the date of acquisition are as follows:

(in millions)	Fair value
Assets
Current assets	$13
Other noncurrent assets	13
Developed technology	39
In-process research and development	44
Customer relationships	49
Liabilities
Trade payables and other current liabilities	(20)
Other noncurrent liabilities	(11)
Net identifiable assets acquired	$127
Add: Goodwill(1)	$99
Net assets acquired	$226
(1)    Goodwill is mainly attributable to the workforce, synergies, and expected future growth potential from access to new markets. Goodwill recognized will not be deductible for income tax purposes. The Company recorded tax remeasurement adjustments of $8 million against goodwill as of June 30, 2026.